Cash, cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2025
Cash, cash equivalents and time deposits
Summary of cash, cash equivalents and time deposits comprise

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Cash and cash equivalents	4,268,300	6,666,304
Time deposits	620,148	301,401

Summary of reconciliation of loss before taxation to cash used in operations

		For the year ended December 31,
	Note	2023	2024	2025
		RMB’000	RMB’000	RMB’000
Loss for the year		(1,949,101)	(2,516,808)	(1,654,900)
Adjustments for:
–Net loss/(gain) on disposal of non-current assets	6	1,087	(1,013)	3,468
–Impairment loss on receivables and contract assets	31(a)	40,217	28,664	16,625
–Write down of inventories	16(b)	6,399	25,661	6,946
–Share-based compensation expenses	7(i)	931,784	1,187,867	449,983
–Depreciation and amortization	7(ii)	89,610	101,131	166,679
–Other finance costs	8	3,490	3,451	9,128
–Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		554,048	465,254	—
–Fair value changes of financial liabilities measured at FVTPL		4,549	—	—
–Fair value changes of financial assets at FVTPL		(42,960)	61,834	(41,822)
–Net foreign exchange (gain)/loss		(5,932)	(557)	9,031
–Interest income from time deposits		—	41,384	(11,040)
–Income tax expense		2,866	5,868	4,100
Changes in:
–Inventories		(68,548)	(62,255)	(207,619)
–Contract assets–current		1,717	54,410	(10,386)
–Trade receivables		(54,076)	(11,166)	(213,821)
–Prepayments and other receivables		(108,442)	7,859	(89,861)
–Prepayments to and amounts due from related parties		(25,031)	312	17,944
–Restricted cash		821	(2,573)	(5,119)
–Other non-current assets		22,002	(3,180)	5,471
–Trade payables		6,291	3,734	142,334
–Other payables, deposits received and accrued expenses		51,517	98,563	68,648
–Contract liabilities		8,298	(8,022)	24,078
–Amounts due to related parties		52,995	(68,377)	(7,501)
–Other non-current liabilities		4,375	(1,845)	—
Cash used in operations		(472,024)	(589,804)	(1,317,634)

Summary of reconciliation of movement of liabilities to cash flows arising from financing activities

			Preferred shares
			and financial
			instruments issued
		Financial	to investors subject
		liabilities	to redemption and
	Lease	measured	other preferential	Put option
	liabilities	at FVTPL	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 27)	(Note 23)	(Note 24)
As of January 1, 2023	67,873	72,112	7,017,554	39,812	7,197,351
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights	—	—	485,262	—	485,262
Capital element of lease rentals paid	(38,163)	—	—	—	(38,163)
Interest element of lease rentals paid	(2,853)	—	—	—	(2,853)
Total changes from financing cash flows	(41,016)	—	485,262	—	444,246
Exchange adjustments	426	1,627	124,858	—	126,911
Other changes:
Increase in lease liabilities from entering into new leases during the year	23,271	—	—	—	23,271
Increase in interest expenses	2,853	—	—	—	2,853
Changes in the carrying amount of put option liabilities	—	—	—	637	637
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	554,048	—	554,048
Fair value changes of financial liabilities measured at FVTPL	—	4,549	—	—	4,549
Deemed distribution to a preferred shareholder	—	32,767	—	—	32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	(111,055)	—	—	(111,055)
Total other changes	26,124	(73,739)	554,048	637	507,070
As of December 31, 2023	53,407	—	8,181,722	40,449	8,275,578

			Preferred shares
			and financial
			instruments issued
			to investors subject
			to redemption and
	Lease		other preferential	Put option
	liabilities	Bank loans	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 28)	(Note 23)	(Note 24)
As of January 1, 2024	53,407	—	8,181,722	40,449	8,275,578
Changes from financing cash flows:
Proceeds from bank loans	—	80,000	—	—	80,000
Payment of interest of bank loans	—	(466)	—	—	(466)
Capital element of lease rentals paid	(44,976)	—	—	—	(44,976)
Interest element of lease rentals paid	(2,276)	—	—	—	(2,276)
Total changes from financing cash flows	(47,252)	79,534	—	—	32,282
Exchange adjustments	401	—	29,771	—	30,172
Other changes:
Increase in lease liabilities from entering into new leases during the year	59,159	—	—	—	59,159
Increase in interest expenses	2,276	525	—	—	2,801
Changes in the carrying amount of put option liabilities	—	—	—	650	650
Early termination of lease	(3,207)	—	—	—	(3,207)
Gain from early termination of lease	(1,825)	—	—	—	(1,825)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	465,254	—	465,254
Cancellation of other financial instruments issued to an investor	—	—	(27,831)	—	(27,831)
Conversion from preferred shares to ordinary shares	—	—	(8,648,916)	—	(8,648,916)
Total other changes	56,403	525	(8,211,493)	650	(8,153,915)
As of December 31, 2024	62,959	80,059	—	41,099	184,117

	Lease		Put option
	liabilities	Bank loans	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 28)	(Note 24)
As of January 1, 2025	62,959	80,059	41,099	184,117
Changes from financing cash flows:
Proceeds from bank loans	—	332,408	—	332,408
Payment of bank loans	—	(88,323)	—	(88,323)
Payment of interest of bank loans	—	(4,063)	—	(4,063)
Capital element of lease rentals paid	(46,629)	—	—	(46,629)
Interest element of lease rentals paid	(2,745)	—	—	(2,745)
Total changes from financing cash flows	(49,374)	240,022	—	190,648
Exchange adjustments	(93)	—	—	(93)
Other changes:
Increase in lease liabilities from entering into new leases during the year	50,963	—	—	50,963
Increase in interest expenses	2,745	4,182	—	6,927
Changes in the carrying amount of put option liabilities	—	—	2,201	2,201
Early termination of lease	(12,345)	—	—	(12,345)
Gain from early termination of lease	306	—	—	306
Total other changes	41,669	4,182	2,201	48,052
As of December 31, 2025	55,161	324,263	43,300	422,724

Summary of consolidated statements of cash flows for leases

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Within operating cash flows (Note 12)	933	1,686	8,357
Within financing cash flows (Note 21(c))	41,016	47,252	49,374
	41,949	48,938	57,731

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Lease rentals paid	41,949	48,938	57,731